Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.5%
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... USD 780 $ 855,735
City of Huntsville, Series 2019A, GO,
5.00%, 05/01/33 ................. 125 133,054
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/29 ................. 70 76,470
University of Alabama at Birmingham
Series 2019C , RB , 5.00% , 10/01/30 ..... 90 98,184
Series 2019B , RB , 5.00% , 10/01/31 ..... 190 206,033
Water Works Board of the City of Birmingham
(The), Series 2018, RB, 5.00%, 01/01/29 .. 45 47,434
1,416,910
Alaska — 0.4%
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/29 ................. 535 582,942
Municipality of Anchorage, Series 2018A, GO,
5.00%, 09/01/29 ................. 35 37,160
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 125,504
Series 2024A , GO , 5.00% , 08/01/29 ..... 365 398,338
1,143,944
Arizona — 1.8%
Arizona Board of Regents, Series 2022A, RB,
5.00%, 07/01/29 ................. 140 152,449
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 27,223
City of Mesa Utility System, Series 2019A, RB,
5.00%, 07/01/29 ................. 50 54,484
City of Phoenix Civic Improvement Corp.
Series 2017B , RB , 5.00% , 07/01/29 ..... 335 349,448
Series 2019A , RB , 5.00% , 07/01/33 ..... 900 944,791
County of Pima
Series 2019 , RB , 4.00% , 07/01/29 ...... 165 171,613
COP , 5.00% , 12/01/29 .............. 600 655,471
County of Pima Sewer System, Series 2020B,
COP, 5.00%, 07/01/29 ............. 70 76,414
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 4.00% , 07/01/29 ...... 100 102,478
Series 2021D , GO , 4.00% , 07/01/29 ..... 55 57,791
Series 2017A , GO , 5.00% , 07/01/29 ..... 100 104,078
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 400 437,431
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/29 ...... 190 198,183
Series 2025B , GO , 5.00% , 07/01/29
(a)
.... 100 109,514
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/29 ..... 260 275,012
Series 2021A , RB , 5.00% , 01/01/29 ..... 235 254,257
Series 2023A , RB , 5.00% , 01/01/29 ..... 235 254,257
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 432,778
4,657,672
Arkansas — 0.0%
University of Arkansas, Series 2019A, RB,
5.00%, 03/01/31 ................. 100 107,152
Security
Par (000)
Par (000) Value
California — 14.6%
Alameda Unified School District-
Alameda County, Series 2004-A, GO,
0.00%, 08/01/29
(b)
................ USD 55 $ 49,018
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/29 155 163,009
Anaheim Public Financing Authority
Series 2019A , RB , 5.00% , 09/01/30 ( BAM ) 135 146,589
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 115 123,889
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 231,184
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 384,132
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 1,055 951,075
California Infrastructure & Economic
Development Bank
Series 2024A , RB , 3.25% , 08/01/29 ..... 1,805 1,823,957
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 172,431
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 36,485
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 27,329
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 163,976
Series 2024C , RB , 5.00% , 09/01/29 ..... 715 786,605
Series B , RB , 5.00% , 10/01/29 ......... 225 236,535
Series 2021C , RB , 5.00% , 11/01/29 ..... 25 27,579
Series 2021D , RB , 5.00% , 11/01/29 ..... 115 126,862
Series 2019C , RB , 5.00% , 11/01/30 ..... 355 387,224
Series 2019C , RB , 5.00% , 11/01/31 ..... 345 373,424
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 155,501
Series 2021A , RB , 5.00% , 11/01/29 ..... 25 27,768
Series 2019A , RB , 5.00% , 11/01/32 ..... 50 54,482
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/29
(b)
........ 750 670,275
Chabot-Las Positas Community College District
Series B , GO , 3.00% , 08/01/31 ........ 45 44,800
Series B , GO , 3.00% , 08/01/33 ........ 265 256,016
City & County of San Francisco
Series 2020B , GO , 2.00% , 06/15/29 ..... 265 251,948
Series 2021D1 , GO , 4.00% , 06/15/33 .... 525 536,872
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... 255 278,437
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 82,652
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 120,990
Series 2019C , RB , 5.00% , 05/15/31 ..... 55 59,573
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 105,337
City of San Jose, Series 2019C, GO,
5.00%, 09/01/29 ................. 100 110,059
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 50 44,562
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 89,856
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 292,973
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 95,383
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... 1,345 1,401,575
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 55,623
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/29 .......... 500 548,402
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 1,400 1,255,631

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Evergreen School District, Series 2020, GO,
3.00%, 08/01/29 ................. USD 165 $ 166,291
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/29 ................. 420 457,174
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 41,124
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 122,224
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... 95 104,454
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,849,721
Los Angeles County Public Works
Financing Authority, Series 2019E-1, RB,
5.00%, 12/01/31 ................. 130 141,461
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 130 143,853
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 105 107,543
Series 2018D , RB , 5.00% , 07/01/29 ..... 130 137,859
Series 2019D , RB , 5.00% , 07/01/29 ..... 65 70,380
Series 2020A , RB , 5.00% , 07/01/29 ..... 240 259,866
Series 2021B , RB , 5.00% , 07/01/29 ..... 275 297,763
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 54,139
Series 2024C , RB , 5.00% , 07/01/29 ..... 155 167,830
Series 2024E , RB , 5.00% , 07/01/29 ..... 185 200,313
Series 2019B , RB , 5.00% , 07/01/33 ..... 205 213,572
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 47,138
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... 80 81,960
Series 2018B , RB , 5.00% , 07/01/29 ..... 65 68,967
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 270,887
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 86,684
Series 2024A , RB , 5.00% , 07/01/29 ..... 295 319,647
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 148,866
Series 2019A , GO , 5.00% , 07/01/30 ..... 250 274,530
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 253,386
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/32 .............. 725 714,497
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/29 ..... 505 512,325
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 66,466
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 33,348
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 54,139
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 140 149,145
Municipal Improvement Corp. of Los Angeles
Series 2023-A , RB , 5.00% , 05/01/29 ..... 110 120,238
Series 2020-B , RB , 5.00% , 11/01/29 ..... 125 137,879
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/29 (NPFGC)
(b)
... 360 323,259
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... 90 93,822
Series 2019C , RB , 5.00% , 08/15/29 ..... 395 438,373
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 55,232
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(b)
................ 150 133,950
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(b)
....... 200 178,249
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 20,900
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... USD 205 $ 226,095
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(b)
...... 200 178,706
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 71,670
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... 100 109,015
Series 2019D , RB , 5.00% , 05/01/30 ..... 50 54,294
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 31,421
San Jose Unified School District, Series C, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 220 197,859
San Mateo County Community College District
(b)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 100 89,556
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 690 617,937
Santa Clarita Community College District, Series
2005, GO, 0.00%, 08/01/29
(b)
......... 200 178,952
Southern California Public Power Authority
Series 20201 , RB , 5.00% , 07/01/29 ..... 100 107,575
Series 2021-1 , RB , 5.00% , 07/01/29 ..... 275 297,763
Series 2024A , RB , 5.00% , 07/01/29 ..... 150 162,416
Series 2025-2 , RB , VRDN
5.00% , 07/01/29
(a) (c)
.............. 375 396,205
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/29 (NPFGC)
(b)
200 178,247
State of California
GO , 5.00% , 04/01/29 ............... 935 1,021,439
Series B , GO , 5.00% , 08/01/29 ........ 240 251,966
GO , 5.00% , 08/01/29 ............... 345 373,236
GO , 4.00% , 09/01/29 ............... 880 931,291
GO , 5.00% , 09/01/29 ............... 1,050 1,156,444
Series 2024 , GO , 5.00% , 09/01/29 ...... 470 517,646
GO , 5.00% , 10/01/29 ............... 335 369,473
Series 2023 , GO , 5.00% , 10/01/29 ...... 415 457,706
GO , 4.00% , 11/01/29 ............... 295 312,606
GO , 5.00% , 11/01/29 ............... 1,305 1,441,273
Series 2017 , GO , 5.00% , 11/01/29 ...... 240 253,247
Series 2020 , GO , 5.00% , 11/01/29 ...... 475 524,601
GO , 5.00% , 12/01/29 ............... 555 613,791
Series 2019 , GO , 5.00% , 10/01/30 ...... 280 306,950
GO , 5.00% , 04/01/31 ............... 135 146,070
Series 2019 , GO , 5.00% , 10/01/31 ...... 290 315,961
GO , 5.00% , 04/01/32 ............... 290 312,201
GO , 5.00% , 10/01/32 ............... 300 325,083
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 115 126,997
Series BB , RB , 5.00% , 12/01/29 ........ 140 156,404
Series BA , RB , 5.00% , 12/01/31 ........ 20 21,784
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 1,000 886,682
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... 120 124,918
Series 2018O , RB , 4.00% , 05/15/29 ..... 190 197,578
Series 2017AY , RB , 5.00% , 05/15/29 .... 105 109,656
Series 2017M , RB , 5.00% , 05/15/29 ..... 55 57,419
Series 2018AZ , RB , 5.00% , 05/15/29 .... 80 85,355
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 164,615
Series 2023BM , RB , 5.00% , 05/15/29 .... 85 93,282
Series 2023BN , RB , 5.00% , 05/15/29 .... 155 170,102
Series 2023BQ , RB , 5.00% , 05/15/29 .... 375 411,537
Series 2024BS , RB , 5.00% , 05/15/29 .... 165 181,076

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... USD 1,100 $ 1,207,176
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(b)
.... 525 468,091
38,860,839
Colorado — 1.2%
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. 500 549,745
Boulder Valley School District No. Re-2 Boulder,
Series 2019B, GO, 4.00%, 12/01/29 (SAW) 125 127,953
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... 70 76,812
Series 2020B , GO , 5.00% , 08/01/29 ..... 130 142,652
Series 2022A , GO , 5.00% , 08/01/29 ..... 130 142,652
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/29 ..... 65 71,303
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 186,484
Series 2019C , RB , 5.00% , 11/15/30 ..... 210 228,557
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/29 ...... 250 275,263
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . 170 187,179
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 225 239,857
Regional Transportation District, COP,
5.00%, 06/01/29 ................. 55 59,735
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 75 82,473
State of Colorado, Series 2018M, COP,
5.00%, 03/15/29 ................. 330 348,008
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/29 .... 230 245,331
Weld County School District No. 6 Greeley
Series 2020 , GO , 5.00% , 12/01/29 ( SAW ) . 95 104,395
Series 2020 , GO , 5.00% , 12/01/31 ( SAW ) . 105 114,024
3,182,423
Connecticut — 1.3%
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 170 178,138
Series 2022A , GO , 4.00% , 01/15/29 ..... 125 130,984
Series 2020A , GO , 5.00% , 01/15/29 ..... 180 194,659
Series 2020C , GO , 4.00% , 06/01/29 ..... 225 236,732
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 65,399
Series 2022E , GO , 5.00% , 11/15/29 ..... 55 60,354
Series 2024H , GO , 5.00% , 11/15/29 ..... 500 548,672
Series 2019A , GO , 5.00% , 04/15/31 ..... 100 107,579
Series 2019A , GO , 5.00% , 04/15/33 ..... 200 212,836
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/29 ..... 465 491,525
Series 2021C , RB , 5.00% , 01/01/29 ..... 200 216,124
Series 2021A , RB , 5.00% , 05/01/29 ..... 180 195,748
Series 2022A , RB , 5.00% , 07/01/29 ..... 105 114,543
Series 2023B , RB , 5.00% , 07/01/29 ..... 75 81,817
Series 2018B , RB , 5.00% , 10/01/29 ..... 130 139,409
Series 2021D , RB , 5.00% , 11/01/29 ..... 225 246,763
University of Connecticut, Series 2017A, RB,
5.00%, 01/15/29 (SAP) ............. 100 103,263
3,324,545
Delaware — 0.4%
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 148,003
Series 2020 , RB , 5.00% , 07/01/29 ...... 225 246,672
Series 2019 , RB , 5.00% , 07/01/32 ...... 160 172,104
Security
Par (000)
Par (000) Value
Delaware (continued)
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... USD 145 $ 157,378
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 146,777
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 147,023
Series 2019 , GO , 5.00% , 02/01/30 ...... 100 108,387
1,126,344
District of Columbia — 1.9%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 16,229
Series 2017D , GO , 5.00% , 06/01/29 ..... 120 125,119
Series 2023B , GO , 5.00% , 06/01/29 ..... 210 229,042
Series 2019A , GO , 5.00% , 10/15/29 ..... 280 303,692
Series 2020 , RB , 5.00% , 12/01/29 ...... 365 399,214
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 434,144
Series 2020 , RB , 5.00% , 12/01/31 ...... 415 448,556
Series 2020 , RB , 5.00% , 12/01/32 ...... 215 230,908
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 195,385
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 189,958
Series 2020C , RB , 5.00% , 05/01/29 ..... 260 283,125
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 219,393
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 136,017
Series 2019C , RB , 5.00% , 10/01/30 ..... 280 304,391
Series 2019A , RB , 5.00% , 03/01/31 ..... 135 146,105
District of Columbia Water & Sewer Authority
Series 2024A , RB , 5.00% , 10/01/29 ..... 60 65,943
Series 2025A , RB , 5.00% , 10/01/29
(a)
.... 300 329,488
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 150 156,353
Series A-1 , RB , 5.00% , 07/01/29 ....... 210 218,894
Series 2020A , RB , 5.00% , 07/15/29 ..... 190 206,961
Series 2021A , RB , 5.00% , 07/15/29 ..... 495 539,187
5,178,104
Florida — 4.6%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... 175 182,152
Series 2021D , RB , 5.00% , 07/01/29 ..... 115 124,781
Series 2019A , RB , 5.00% , 07/01/32 ..... 105 112,225
Series 2019B , RB , 5.00% , 07/01/33 ..... 265 281,171
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/29 ......... 400 419,541
City of Jacksonville
Series 2019A , RB , 5.00% , 10/01/29 ..... 305 333,577
Series 2022A , RB , 5.00% , 10/01/29 ..... 235 257,018
Series 2019A , RB , 5.00% , 10/01/32 ..... 335 359,826
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/29 ..... 190 205,883
Series 2019B , RB , 5.00% , 04/01/30 ..... 170 184,305
Series 2019A , RB , 5.00% , 04/01/33 ..... 145 154,147
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/30 ...... 265 287,276
Series 2019 , RB , 5.00% , 07/01/31 ...... 290 312,350
County of Seminole, Series 2025A, RB,
5.00%, 10/01/29 ................. 195 213,351
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 440,705
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 27,204
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/29 .... 150 164,762
Florida Municipal Power Agency
Series 2018A , RB , 3.00% , 10/01/29 ..... 170 169,492
Series 2019A , RB , 5.00% , 10/01/29 ..... 100 108,751

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/29 ................. USD 115 $ 125,585
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 100 109,287
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/29 ............. 130 141,364
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 200 217,533
Series 2021A , RB , 5.00% , 10/01/29 ..... 80 87,661
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 273,942
Palm Beach County School District, Series
2018C, COP, 5.00%, 08/01/29 ........ 1,005 1,072,654
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/29 ...... 45 46,620
Series 2025A , COP , 5.00% , 05/01/29 .... 830 894,592
School District of Broward County
Series 2019B , COP , 5.00% , 07/01/29 .... 865 938,236
Series B , COP , 5.00% , 07/01/29 ........ 150 156,014
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/29 ...... 115 125,775
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 249,936
Series 2017C , GO , 5.00% , 06/01/29 ..... 320 333,247
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 267,883
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 224,147
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 180,411
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 103,873
Series 2018B , GO , 5.00% , 07/01/29 ..... 280 299,119
Series 2020A , GO , 5.00% , 07/01/29 ..... 95 103,969
Series 2021B , GO , 5.00% , 07/01/29 ..... 100 109,519
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 114,995
Series 2019C , GO , 4.00% , 06/01/32 ..... 315 323,745
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 42,368
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 160 170,832
Series 2019A , RB , 5.00% , 07/01/29 ..... 105 114,339
Series 2021A , RB , 5.00% , 07/01/29 ..... 400 435,575
State of Florida Department of Transportation
Turnpike System
Series 2019B , RB , 5.00% , 07/01/29 ..... 190 207,714
Series 2020A , RB , 5.00% , 07/01/29 ..... 50 54,662
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 81,992
Series 2023A , RB , 5.00% , 07/01/29 ..... 120 131,188
Series 2024A , RB , 6.00% , 07/01/29 ..... 150 169,131
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 98,110
12,344,535
Georgia — 1.9%
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/29 ..... 160 174,362
Series 2019E , RB , 5.00% , 07/01/30 ..... 60 64,998
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/29 ..... 125 131,335
Series 2018C , RB , 5.00% , 11/01/29 ..... 430 451,792
Series 2004 , RB , 5.75% , 11/01/29 ( AGM ) . 100 112,753
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 273,884
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 755 821,759
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 425 446,938
Metropolitan Atlanta Rapid Transit Authority,
Series 2023B, RB, 5.00%, 07/01/29 ..... 75 81,960
Security
Par (000)
Par (000) Value
Georgia (continued)
Municipal Electric Authority of Georgia
Series 2019A , RB , 5.00% , 01/01/29 ..... USD 295 $ 315,491
Series 2020A , RB , 5.00% , 01/01/29 ..... 50 53,473
Series 2024A , RB , 5.00% , 01/01/29 ..... 30 32,084
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 740 806,821
Series 2022A , RB , 5.00% , 09/01/29 ..... 210 228,963
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 415 452,474
State of Georgia
Series 2022C , GO , 4.00% , 07/01/29 ..... 95 100,410
Series 2018A , GO , 5.00% , 07/01/29 ..... 90 96,354
Series 2021A , GO , 5.00% , 07/01/29 ..... 45 49,338
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 49,338
Series 2020A , GO , 5.00% , 08/01/29 ..... 30 32,946
Series 2019A , GO , 5.00% , 07/01/30 ..... 195 212,378
4,989,851
Hawaii — 1.5%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/29 ..... 25 26,278
Series 2019A , RB , 4.00% , 07/01/31 ..... 400 414,651
Series 2019A , RB , 4.00% , 07/01/32 ..... 200 205,857
City & County of Honolulu
Series 2021B , GO , 5.00% , 07/01/29 ..... 145 158,342
Series 2025E , GO , 5.00% , 07/01/29 ..... 500 546,007
Series 2019C , GO , 4.00% , 08/01/29 ..... 255 268,262
Series 2019A , GO , 5.00% , 09/01/29 ..... 575 615,570
Series C , GO , 5.00% , 10/01/29 ........ 255 279,620
Series 2022A , GO , 5.00% , 11/01/29 ..... 465 510,543
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 100 101,927
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... 75 81,120
Series FK , GO , 5.00% , 05/01/29 ....... 155 161,442
Series FN , GO , 5.00% , 10/01/29 ....... 210 220,633
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 344,622
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/29 ................. 85 89,280
4,024,154
Idaho — 0.5%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 695 755,949
Series 2019A , RB , 5.00% , 07/15/30 ..... 135 146,368
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 546,295
1,448,612
Illinois — 5.0%
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 25 26,940
Series 2020B , RB , 5.00% , 01/01/29 ..... 125 134,699
Series A , RB , 5.00% , 01/01/29 ......... 115 118,486
Series D , RB , 5.25% , 01/01/29 ......... 245 253,445
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/29 ...... 250 267,654
City of Chicago
Series 2008C , GO , 0.00% , 01/01/29
(b)
.... 170 150,791
Series 2024B , GO , 5.00% , 01/01/29 ..... 250 260,997
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/29 ( AGM ) 325 348,651
Series 2024A , RB , 5.00% , 01/01/29 ( BAM ) 130 139,461
City of Chicago Waterworks
Series 2017 , RB , 5.00% , 11/01/29 ...... 80 83,617
Series 2023B , RB , 5.00% , 11/01/29 ..... 110 119,571

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024A , RB , 5.00% , 11/01/29 ..... USD 40 $ 43,214
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/29 (BAM) ............ 570 611,227
County of Cook
Series 2018 , RB , 5.00% , 11/15/29 ...... 165 173,285
Series 2022A , GO , 5.00% , 11/15/29 ..... 230 251,010
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 270 295,077
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 113,461
Series 2020 , RB , 5.00% , 01/01/29 ...... 495 534,887
Series 2019 , RB , 5.00% , 01/01/31 ...... 305 329,194
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 950 1,023,964
Series 2019C , RB , 5.00% , 01/01/29 ..... 625 673,660
Series 2018A , RB , 5.00% , 01/01/30 ..... 125 134,206
Series 2018A , RB , 5.00% , 01/01/31 ..... 95 101,377
Metropolitan Water Reclamation District
of Greater Chicago, Series 2021C, GO,
5.00%, 12/01/29 ................. 245 269,123
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/29 ..... 25 25,935
Series 2002A , RB , 6.00% , 07/01/29 ( NPFGC ) 50 56,136
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... 195 201,265
Series 2020A , RB , 5.00% , 01/01/29 ..... 470 501,541
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 612,327
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 225 231,371
Series 2021A , GO , 5.00% , 03/01/29 ..... 595 633,787
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 101,226
Series 2022B , GO , 5.00% , 03/01/29 ..... 365 388,921
Series 2018A , GO , 5.00% , 05/01/29 ..... 220 230,723
Series 2024B , GO , 5.00% , 05/01/29 ..... 690 737,700
Series 2023D , GO , 5.00% , 07/01/29 ..... 325 348,168
Series 2019A , GO , 5.00% , 11/01/29 ..... 20 21,461
Series 2021A , GO , 5.00% , 12/01/29 ..... 355 381,977
Series 2023B , GO , 5.00% , 12/01/29 ..... 690 740,986
Series 2019B , GO , 5.00% , 11/01/31 ..... 355 376,241
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/29 ..... 355 369,212
Series 2021C , RB , 5.00% , 06/15/29 ..... 500 538,203
Series 2024A , RB , 5.00% , 06/15/29 ..... 100 107,641
University of Illinois, Series 2021A, RB,
5.00%, 04/01/29 ................. 285 307,783
13,370,601
Indiana — 2.3%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 115 122,781
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/29 ..... 260 281,873
Series 2021B , RB , 5.00% , 02/01/29 ..... 125 135,778
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 170 186,351
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 195 214,079
Series 2022B , RB , 5.00% , 10/01/29 ..... 115 126,061
Series 2023A , RB , 5.00% , 10/01/29 ..... 185 202,794
Series 2019E , RB , 5.00% , 02/01/30 ..... 165 176,499
Series 2019A , RB , 5.00% , 02/01/31 ..... 200 212,842
Series 2019E , RB , 5.00% , 02/01/31 ..... 305 324,583
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/29 ..... 155 163,304
Series 2025A , RB , 5.00% , 01/01/29 ..... 280 301,906
Series 2019A , RB , 5.00% , 01/01/32 ..... 125 132,625
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... USD 185 $ 201,850
Series Z-1 , RB , 5.00% , 08/01/29 ....... 600 656,729
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/29 ..... 470 494,887
Series 2019A , RB , 5.00% , 02/01/29 ..... 110 118,106
Series 2024E , RB , 5.00% , 02/01/29 ..... 495 535,259
Series 2021A , RB , 5.00% , 06/01/29 ..... 500 541,359
IPS Multi-School Building Corp., Series 2019,
RB, 5.00%, 01/15/29 (ST INTERCEPT) ... 460 495,879
Purdue University
Series 2025B , RB , 5.00% , 07/01/29
(a)
.... 250 272,793
Series EE , RB , 5.00% , 07/01/29 ........ 95 103,781
6,002,119
Iowa — 0.2%
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 550 602,232
Kansas — 0.5%
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/29 ................. 90 98,582
Kansas Development Finance Authority
Series 2019SRF , RB , 5.00% , 05/01/29 ... 830 901,686
Series 2024SRF , RB , 5.00% , 05/01/29 ... 60 65,294
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 30 32,746
State of Kansas Department of Transportation,
Series 2018A, RB, 5.00%, 09/01/29 ..... 210 220,013
1,318,321
Kentucky — 0.6%
Boone County School District Finance Corp.,
Series 2021, RB, 2.00%, 04/01/29 (ST
INTERCEPT) ................... 100 94,445
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/29 ......... 120 124,743
Series A , RB , 5.00% , 10/01/29 ......... 100 109,204
Series 2024A , RB , 5.00% , 11/01/29 ..... 80 87,468
Series 2024B , RB , 5.00% , 11/01/29 ..... 675 738,010
Series A , RB , 5.00% , 11/01/29 ......... 65 71,068
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/29 ................. 340 370,107
1,595,045
Louisiana — 0.6%
Jefferson Sales Tax District, Series 2019B, RB,
5.00%, 12/01/29 ................. 355 387,079
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 280 303,644
Series 2023A , GO , 5.00% , 04/01/29 ..... 95 103,603
Series 2023 , RB , 5.00% , 09/01/29 ...... 540 589,210
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 275,924
1,659,460
Maine — 0.6%
Maine Governmental Facilities Authority, Series
2025A, RB, 5.00%, 10/01/29
(a)
........ 70 76,559
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/29 ..... 655 713,334
Series 2019A , RB , 5.00% , 11/01/31 ..... 200 216,905
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 205 223,783

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... USD 185 $ 201,916
Series 2020B , GO , 5.00% , 06/01/29 ..... 85 92,772
Series 2023B , GO , 5.00% , 06/01/29 ..... 135 147,344
1,672,613
Maryland — 3.3%
City of Baltimore
Series 2020A , RB , 5.00% , 07/01/29 ..... 160 174,168
Series 2019A , RB , 5.00% , 07/01/32 ..... 245 261,937
Series 2019A , GO , 4.00% , 10/15/33 ..... 250 254,683
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/29 ...... 115 120,796
Series 2020 , GO , 5.00% , 10/01/29 ...... 110 120,946
Series 2023 , GO , 5.00% , 10/01/29 ...... 100 109,951
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 71,041
Series 2020 , GO , 5.00% , 10/01/30 ...... 45 49,182
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 157,659
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 114,167
Series 2021 , GO , 5.00% , 03/01/29 ...... 175 190,279
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 152,223
Series 2019 , GO , 5.00% , 03/01/32 ...... 110 117,817
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 187,129
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... 625 626,789
Series 2018A , GO , 5.00% , 02/15/29 ..... 110 116,924
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 126,323
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 126,323
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/29 ..... 75 82,333
Series 2020B , GO , 4.00% , 11/01/29 ..... 595 629,242
Series 2018A , GO , 5.00% , 11/01/29 ..... 160 172,502
County of Prince George's
Series 2020B , GO , 5.00% , 09/15/29 ..... 315 346,354
Series 2019A , GO , 5.00% , 07/15/30 ..... 110 119,439
Series 2019A , GO , 4.00% , 07/15/31 ..... 415 430,779
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 500,673
Series 2021A , RB , 5.00% , 07/01/29 ..... 40 43,667
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 82,819
Series 2018A , GO , 5.00% , 03/15/29 ..... 245 260,368
Series 2020A , GO , 5.00% , 03/15/29 ..... 280 304,982
Series 2022-1A , GO , 5.00% , 06/01/29 .... 300 328,136
Series 2019-2A , GO , 5.00% , 08/01/30 .... 155 168,595
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 210 225,419
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 155 165,602
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 160 163,881
State of Maryland Department of Transportation
Series 2020 , RB , 5.00% , 10/01/29 ...... 115 126,300
Series 2021A , RB , 4.00% , 10/01/30 ..... 495 518,002
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 143,607
Series 2021A , RB , 3.00% , 10/01/32 ..... 280 271,596
University System of Maryland
Series 2018-A , RB , 5.00% , 04/01/29 ..... 105 112,051
Series 2019C , RB , 5.00% , 04/01/29 ..... 185 201,274
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 87,037
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 06/01/29 (GTD) .. 75 82,063
8,645,058
Security
Par (000)
Par (000) Value
Massachusetts — 1.2%
City of Boston, Series 2017A, GO,
3.00%, 04/01/29 ................. USD 100 $ 100,296
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 365 397,931
Series 2019C , GO , 5.00% , 05/01/29 ..... 75 82,043
Series 2019F , GO , 5.00% , 05/01/29 ..... 155 169,556
Series 2018B , GO , 5.00% , 07/01/29 ..... 95 104,271
Series 2020D , GO , 5.00% , 07/01/29 ..... 155 170,126
Series 2019G , GO , 5.00% , 09/01/29 ..... 140 154,133
Series 2020E , GO , 5.00% , 11/01/29 ..... 180 198,717
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 134,912
Series 2019G , GO , 5.00% , 09/01/30 ..... 180 196,299
Series 2019A , GO , 5.00% , 01/01/31 ..... 560 599,911
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 80,434
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/29
(NPFGC)
(b)
.................... 90 81,815
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30 32,838
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 54,202
Series 2019C , RB , 5.00% , 01/01/31 ..... 90 96,654
Series 2019C , RB , 5.00% , 01/01/32 ..... 290 309,519
Series 2019C , RB , 5.00% , 01/01/33 ..... 160 170,031
University of Massachusetts Building Authority
Series 2020-1 , RB , 5.00% , 11/01/31 ..... 80 86,766
Series 2019-1 , RB , 5.00% , 05/01/32 ..... 20 21,377
3,241,831
Michigan — 1.3%
Great Lakes Water Authority Sewage Disposal
System
Series 2018A , RB , 5.00% , 07/01/29 ..... 180 192,023
Series 2018B , RB , 5.00% , 07/01/29 ..... 75 81,725
Great Lakes Water Authority Water Supply
System, Series 2025A, RB, 5.00%, 07/01/29
(a)
200 217,935
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/29 (BAM) ............. 160 174,995
Lansing School District, Series 2019II, GO,
5.00%, 05/01/32 (Q-SBLF) .......... 875 932,985
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 215 235,177
Michigan State University
Series 2023A , RB , 5.00% , 02/15/29 ..... 90 97,451
Series 2020A , RB , 5.00% , 08/15/29 ..... 100 109,280
Series 2023A , RB , 5.00% , 08/15/29 ..... 390 426,191
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 340 373,951
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 220,057
Series 2023 , RB , 5.00% , 11/15/29 ...... 80 87,988
University of Michigan
Series 2019A , RB , 5.00% , 04/01/29 ..... 115 125,243
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 81,597
Series 2019A , RB , 5.00% , 04/01/30 ..... 135 146,228
3,502,826
Minnesota — 1.3%
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 240 253,463
Series 2019C , GO , 5.00% , 12/01/29 ..... 105 115,706
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 175 188,579
Series 2023A , RB , 5.00% , 01/01/29 ..... 405 436,426

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series A , RB , 5.00% , 01/01/29 ......... USD 480 $ 495,499
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 55 59,507
Series 2020B , GO , 4.00% , 08/01/29 ..... 95 99,871
Series 2018A , GO , 5.00% , 08/01/29 ..... 180 193,518
Series 2019B , GO , 5.00% , 08/01/29 ..... 105 115,224
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 54,828
Series 2017A , GO , 5.00% , 10/01/29 ..... 150 157,809
Series 2023 , COP , 5.00% , 11/01/29 ..... 100 109,419
Series 2019A , GO , 5.00% , 08/01/31 ..... 545 591,784
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 65,190
Series 2017A , RB , 5.00% , 09/01/29 ..... 205 214,645
Series 2017B , RB , 5.00% , 12/01/29 ..... 170 178,638
3,330,106
Mississippi — 0.3%
Mississippi Development Bank, Series 2024A,
RB, 5.00%, 01/01/29 .............. 200 214,555
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/29 ..... 405 424,460
Series 2019B , GO , 5.00% , 10/01/33 ..... 260 278,009
917,024
Missouri — 0.8%
City of St. Louis, Series 2019C, RB,
5.00%, 07/01/29 ................. 265 286,731
Kansas City Industrial Development Authority,
Series 2019C, RB, 5.00%, 03/01/32 ..... 520 552,052
Metropolitan St. Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 76,020
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 290 316,241
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/29 ...... 430 452,726
Series 2023 , RB , 5.00% , 01/01/29 ...... 430 462,619
Series 2024 , RB , 5.00% , 01/01/29 ...... 30 32,124
2,178,513
Nebraska — 0.4%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 235 243,459
City of Omaha
Series 2020A , RB , 4.00% , 04/01/29 ..... 145 151,616
Series 2020A , GO , 4.00% , 04/15/29 ..... 20 20,848
Omaha Public Power District
Series 2022B , RB , 5.00% , 02/01/29 ..... 70 75,693
Series 2024A , RB , 5.00% , 02/01/29 ..... 65 70,287
Series 2019A , RB , 5.00% , 02/01/32 ..... 360 385,099
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 135 145,424
1,092,426
Nevada — 2.4%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... 295 310,231
Series 2021B , GO , 5.00% , 06/15/29 ..... 215 233,673
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 108,685
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 201,067
Series 2024B , GO , 5.00% , 06/15/29 ..... 250 271,713
County of Clark
Series 2017 , RB , 5.00% , 07/01/29 ...... 205 213,087
Series 2019 , RB , 5.00% , 07/01/29 ...... 165 179,796
Series 2019C , GO , 5.00% , 07/01/29 ..... 180 196,633
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2019E , RB , 5.00% , 07/01/29 ..... USD 425 $ 463,480
Series 2019A , GO , 5.00% , 12/01/29 ..... 330 362,919
Series 2019E , RB , 5.00% , 07/01/30 ..... 150 162,147
Series 2019 , GO , 5.00% , 06/01/31 ...... 165 177,870
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 358,116
Series 2019E , RB , 5.00% , 07/01/33 ..... 100 106,100
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/29 ......... 1,380 1,502,260
County of Washoe
Series 2018 , RB , 5.00% , 02/01/30 ...... 235 252,788
Series 2018 , RB , 5.00% , 02/01/31 ...... 130 139,257
Series 2018 , RB , 5.00% , 02/01/32 ...... 85 90,485
Las Vegas Valley Water District
Series 2022A , GO , 5.00% , 06/01/29 ..... 35 38,254
Series 2022B , GO , 5.00% , 06/01/29 ..... 80 87,438
Series 2022C , GO , 5.00% , 06/01/29 ..... 255 278,708
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 130,853
Series 2023A , GO , 5.00% , 05/01/29 ..... 135 147,210
Series 2019A , GO , 3.00% , 05/01/31 ..... 225 223,320
GO , 5.00% , 08/01/31 ............... 115 124,187
Washoe County School District, Series 2018,
GO, 5.00%, 10/01/29 (BAM) .......... 70 74,822
6,435,099
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 55 59,727
Series 2021C , RB , 5.00% , 08/15/29 ..... 40 43,856
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 85 93,194
Series 2023B , RB , 5.00% , 08/15/29 ..... 95 104,158
Series 2020B , RB , 3.00% , 08/15/32 ..... 235 227,785
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 65,306
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 104,929
Series 2020A , GO , 5.00% , 12/01/32 ..... 155 167,709
866,664
New Jersey — 1.9%
County of Morris, Series 2021, GO,
2.00%, 02/01/29 ................. 100 94,944
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 80,288
Series 2019LLL , RB , 5.00% , 06/15/29 .... 150 162,637
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) ..................... 315 351,335
Series 2020A , RB , 5.00% , 11/01/29 ..... 490 534,782
Series 2020A , RB , 5.00% , 11/01/32 ..... 275 292,905
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 162,771
Series 2024 , RB , 5.00% , 06/01/29 ...... 320 346,950
Series 2017B , RB , 5.00% , 07/01/29 ..... 15 15,678
New Jersey Transportation Trust Fund Authority,
Series 2021A, RB, 5.00%, 06/15/29 ..... 665 722,301
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/29 ..... 140 144,531
Series 2017E , RB , 5.00% , 01/01/29 ..... 200 210,969
Series 2022C , RB , 5.00% , 01/01/29 ..... 315 339,525
Series 2025B , RB , 5.00% , 01/01/29
(a)
.... 550 592,821
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 815 889,872
4,942,309

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico — 1.0%
Albuquerque Bernalillo County Water Utility
Authority, Series 2021, RB, 4.00%, 07/01/30 USD 130 $ 135,844
New Mexico Finance Authority
Series 2022A , RB , 5.00% , 06/01/29 ..... 20 21,798
Series 2023B , RB , 5.00% , 06/01/29 ..... 225 245,230
Series 2018E , RB , 5.00% , 06/15/29 ..... 200 213,070
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 110 119,977
Series 2021A , RB , 5.00% , 06/15/29 ..... 440 481,271
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/29 (SAW) ......... 500 543,684
State of New Mexico, Series 2023, GO,
5.00%, 03/01/29 ................. 300 325,964
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... 280 305,327
Series 2021A , RB , 5.00% , 07/01/29 ..... 255 278,065
2,670,230
New York — 8.1%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 120 130,295
Series 2018C , GO , 5.00% , 08/01/29 ..... 85 89,420
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 180 196,664
Series 2021C , GO , 5.00% , 08/01/29 ..... 160 174,812
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 200 218,515
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 330 360,550
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 255 278,607
Series 2019E , GO , 5.00% , 08/01/29 ..... 470 507,164
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 135 147,872
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 225 246,454
Series 2019F-1 , GO , 5.00% , 08/01/30 .... 105 112,856
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 125 135,896
Series 2019E , GO , 5.00% , 08/01/31 ..... 895 956,498
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 113,410
Series 2019E , GO , 5.00% , 08/01/32 ..... 330 350,963
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 290 311,414
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 450 480,246
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 198,303
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/29 ( BAM ) 110 120,659
Series 2021A , GO , 4.00% , 06/15/31 ( BAM ) 80 83,226
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 55 56,696
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 344,362
Series 2020C , RB , 5.00% , 03/15/29 ..... 260 282,831
Series 2020E , RB , 5.00% , 03/15/29 ..... 35 38,073
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... 210 217,143
Long Island Power Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 470 502,013
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 250 265,284
Series 2020E , RB , 5.00% , 11/15/29 ..... 450 491,106
Series 2024A , RB , 5.00% , 11/15/29 ..... 250 272,837
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 135 143,179
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 60 63,635
Series 2021DD , RB , 5.00% , 06/15/29 .... 205 225,362
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 120 127,548
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority,
Series 2025D, RB, 5.00%, 05/01/29 ..... USD 180 $ 196,228
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) 50 54,962
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 98,931
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 120 125,487
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 251,223
New York City Transitional Finance Authority
Future Tax Secured
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 345 361,519
Series 2021-2 , RB , 5.00% , 08/01/29 ..... 325 356,009
Series C , RB , 3.00% , 11/01/29 ......... 125 125,176
Series 2021-1 , RB , 5.00% , 11/01/29 ..... 85 93,477
Series 2021A , RB , 5.00% , 11/01/29 ..... 485 533,371
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 235 258,437
Series 2021G1 , RB , 5.00% , 11/01/29 .... 115 126,469
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 145 159,461
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 610 670,838
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ 120 131,968
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 350 384,907
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 100 108,058
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 260,034
Series 2025A , RB , 5.00% , 03/15/29 ..... 1,750 1,904,307
Series 2023A , RB , 5.00% , 03/15/29 ..... 115 125,140
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 239,221
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 109,139
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 245,563
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 106,918
Series 2022A , RB , 5.00% , 07/01/29 ..... 360 386,781
Series 2025B , RB , 5.00% , 07/01/29 ..... 250 274,103
Series 2025A , RB , 5.00% , 10/01/29 ..... 95 104,339
Series 2019A , RB , 5.00% , 10/01/29 ( SAW ) 100 104,665
Series 2019A , RB , 5.00% , 03/15/31 ..... 290 309,845
Series 2021A , RB , 5.00% , 10/01/31 ..... 135 146,287
Series 2019A , RB , 5.00% , 03/15/32 ..... 330 350,499
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 369,718
Series 2019A , RB , 5.00% , 07/01/33 ..... 220 234,850
Series 2021B , RB , 5.00% , 10/01/33 ..... 170 180,853
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/29 ..... 115 120,289
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 175,983
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 152,976
Series 2020A , RB , 5.00% , 06/15/31 ..... 80 87,050
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 146,174
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 75 81,251
Series P , RB , 5.00% , 01/01/29 ......... 40 43,361
Series Q , RB , 5.00% , 01/01/29 ........ 500 542,017
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 22,011
Series 213 , RB , 5.00% , 09/01/29 ....... 35 38,519
Series 2017 , RB , 5.00% , 11/15/29 ...... 330 346,843
Series 217 , RB , 5.00% , 11/01/32 ....... 85 91,231
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... 100 109,097
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 1,025 902,300
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 195,786
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 165 181,563
Series 2023A , RB , 5.00% , 11/15/29 ..... 140 154,053

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series B , RB , 5.00% , 11/15/29 ......... USD 275 $ 286,776
Series 2025A , RB , 5.00% , 12/01/29 ..... 45 49,511
21,459,467
North Carolina — 2.5%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,471
Series 2023B , COP , 5.00% , 06/01/29 .... 575 627,799
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 54,527
Series 2020 , RB , 5.00% , 12/01/29 ...... 55 60,629
Series 2021B , COP , 5.00% , 12/01/29 .... 400 440,420
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 847,765
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/29 ...... 40 43,837
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 153,430
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 32,878
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 207,127
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 25 27,296
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 673,795
Series 2019B , GO , 5.00% , 03/01/29 ..... 75 81,572
Series 2021A , RB , 5.00% , 04/01/29 ..... 75 81,706
County of Guilford, Series 2022B, GO,
5.00%, 03/01/29 ................. 25 27,218
County of Johnston, Series 2020A, RB,
5.00%, 04/01/29 ................. 125 135,947
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 105 114,276
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 408,128
County of New Hanover, Series 2023A, RB,
5.00%, 11/01/29 ................. 100 109,667
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 196,682
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 108,870
Series 2024 , RB , 5.00% , 05/01/29 ...... 100 108,894
Series 2019 , RB , 5.00% , 09/01/31 ...... 115 124,361
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 595 645,006
Series 2020B , RB , 5.00% , 05/01/29 ..... 135 147,159
Series 2022A , RB , 5.00% , 05/01/29 ..... 150 163,510
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 175,074
Series 2019A , RB , 5.00% , 05/01/30 ..... 145 157,224
Series 2019 , RB , 5.00% , 03/01/31 ...... 365 391,468
Series 2019A , RB , 5.00% , 05/01/31 ..... 225 241,813
Series 2019B , GO , 4.00% , 06/01/31 ..... 100 103,985
6,697,534
North Dakota — 0.1%
North Dakota Public Finance Authority, Series
2018A, RB, 5.00%, 10/01/29 ......... 230 244,966
Ohio — 2.6%
American Municipal Power, Inc., Series 2023A,
RB, 5.00%, 02/15/29 .............. 980 1,057,321
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 210 232,453
City of Columbus
Series 2017A , GO , 4.00% , 04/01/29 ..... 75 76,631
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 136,297
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 207,127
Series 2022A , GO , 5.00% , 04/01/29 ..... 50 54,507
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 137,251
Series 2019A , GO , 5.00% , 04/01/32 ..... 175 187,359
Security
Par (000)
Par (000) Value
Ohio (continued)
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/29 ................. USD 190 $ 206,874
County of Franklin, Series 2018, RB,
4.00%, 06/01/29 ................. 75 77,990
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 350 385,075
Series 2021A , RB , 5.00% , 12/01/29 ..... 115 126,525
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 100 109,297
Series 2019A , RB , 5.00% , 06/01/29 ..... 750 813,594
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 71,043
Series 2019 , RB , 5.00% , 12/01/29 ...... 575 629,068
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 38,582
Series 2022A , RB , 5.00% , 12/01/29 ..... 165 181,887
Series 2019 , RB , 5.00% , 06/01/30 ...... 120 131,775
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 142,087
Series 2020B , RB , 5.00% , 06/01/29 ..... 140 153,016
Series 2021A , RB , 5.00% , 06/01/29 ..... 100 109,297
Series 2020A , RB , 5.00% , 12/01/29 ..... 110 121,258
Series 2023C , RB , 5.00% , 12/01/29 ..... 45 49,606
State of Ohio
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 114,050
Series 2020C , GO , 5.00% , 03/01/29 ..... 335 363,874
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 130,763
Series 2021B , GO , 5.00% , 09/15/29 ..... 65 71,306
Series 2018A , RB , 5.00% , 12/01/29 ..... 305 327,045
Series 2019A , GO , 5.00% , 06/15/31 ..... 220 237,757
Series 2019A , GO , 5.00% , 06/15/32 ..... 195 209,647
University of Cincinnati, Series 2019A, RB,
5.00%, 06/01/29 ................. 105 114,123
7,004,485
Oklahoma — 0.6%
City of Oklahoma, Series 2021, GO,
3.00%, 03/01/33 ................. 180 170,731
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/29 ......... 355 387,404
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/29 ......... 85 91,419
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/29 ................. 235 257,174
Oklahoma Turnpike Authority, Series 2017E, RB,
5.00%, 01/01/29 ................. 430 444,653
Oklahoma Water Resources Board
Series 2018 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 90 93,726
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 45 49,009
Series 2023B , RB , 5.00% , 10/01/29 ..... 40 43,964
1,538,080
Oregon — 1.8%
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 54,220
Series 2019A , RB , 5.00% , 03/01/33 ..... 245 262,231
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 163,229
Series 2019A , RB , 5.00% , 05/01/30 ..... 440 481,446
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 89,556
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. 155 169,239

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... USD 280 $ 305,938
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/29 (GTD)
(a) (b)
... 250 224,885
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/29 ..... 50 54,360
Series 2019A , RB , 5.00% , 04/01/33 ..... 365 388,967
State of Oregon
Series 2019A , GO , 5.00% , 05/01/29 ..... 60 65,427
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 196,280
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 179,923
Series 2019D , GO , 5.00% , 06/01/29 ..... 40 43,688
Series 2019A , GO , 5.00% , 05/01/30 ..... 245 265,950
Series 2019N , GO , 5.00% , 05/01/30 ..... 70 76,741
Series 2019G , GO , 5.00% , 08/01/30 ..... 245 266,963
Series 2019A , GO , 5.00% , 05/01/31 ..... 650 700,547
Series 2019A , GO , 5.00% , 05/01/33 ..... 105 111,784
Series 2019M , GO , 5.00% , 11/01/33 ..... 155 165,741
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 335 365,446
Series 2022A , RB , 5.00% , 11/15/29 ..... 115 126,533
4,759,094
Pennsylvania — 3.5%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 141,430
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 155 165,756
Series 2024 , RB , 5.00% , 12/01/29 ...... 190 208,463
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 255 276,348
Series 2025C , GO , 5.00% , 08/01/29 ..... 300 326,567
Series 2019B , GO , 5.00% , 02/01/31 ..... 175 188,080
City of Philadelphia Water & Wastewater, Series
2024C, RB, 5.00%, 09/01/29 ......... 125 136,233
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 195 201,757
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 285 285,512
Series 2020 , GO , 5.00% , 05/01/29 ...... 80 87,175
Series 2021 , GO , 5.00% , 05/15/29 ...... 255 278,079
Series 2019 , GO , 5.00% , 07/15/29 ...... 355 388,368
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 500 548,182
Series 2022-1 , GO , 5.00% , 10/01/29 ..... 85 93,313
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 125 135,452
Delaware County Regional Water Quality Control
Authority, Series 2017, RB, 5.00%, 05/01/29 265 275,318
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/31 ..... 145 156,071
Delaware River Port Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 55 59,207
Series 2018A , RB , 5.00% , 01/01/32 ..... 210 223,505
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 240 261,870
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 220 241,036
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 300 310,019
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... 185 200,486
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 350 382,740
Series A , RB , 5.00% , 09/01/29 ......... 320 334,856
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/29 ...... USD 145 $ 152,153
Series 2019A , RB , 5.00% , 12/01/29 ..... 225 246,187
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 153,544
Series 2021A , RB , 5.00% , 12/01/29 ..... 310 339,990
Series 2021B , RB , 5.00% , 12/01/29 ..... 165 180,537
Series 2022A , RB , 5.00% , 12/01/29 ..... 110 120,642
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 71,121
Series 2019A , RB , 5.00% , 12/01/31 ..... 210 227,454
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 350 382,873
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 495 537,093
State Public School Building Authority, Series
2006-B, RB, 5.00%, 06/01/29 ......... 220 236,941
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/29 ................. 115 124,444
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 350 378,313
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 320 307,150
9,364,265
Rhode Island — 0.8%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 140 151,773
Rhode Island Health & Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 675 736,498
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 21,822
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 180 188,821
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 132,924
Series 2019A , GO , 5.00% , 05/01/29 ..... 135 146,805
Series 1 , GO , 5.00% , 10/15/29 ........ 70 76,716
Series 2019C , GO , 5.00% , 01/15/31 ..... 175 187,720
Series 2019C , GO , 5.00% , 01/15/32 ..... 360 384,250
2,027,329
South Carolina — 0.3%
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/29 ..... 250 272,065
Series 2025B , RB , 5.00% , 12/01/29 ..... 120 130,591
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 115 123,362
Series 2021B , RB , 5.00% , 10/01/29 ..... 330 361,861
887,879
Tennessee — 1.5%
City of Memphis, Series 2021, GO,
5.00%, 05/01/29 ................. 260 282,833
City of Memphis Electric System
Series 2020A , RB , 5.00% , 12/01/29 ..... 375 412,085
Series 2024 , RB , 5.00% , 12/01/29 ...... 45 49,450
County of Montgomery, Series 2023A, GO,
5.00%, 06/01/29 ................. 100 108,953
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 136,130
County of Shelby
Series 2019B , GO , 5.00% , 04/01/30 ..... 230 249,065
Series 2019A , GO , 3.13% , 04/01/32 ..... 400 395,851

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Sumner, Series 2019, GO,
5.00%, 12/01/29 ................. USD 60 $ 64,522
County of Williamson
Series 2019 , GO , 5.00% , 04/01/29 ...... 50 54,324
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 130,377
County of Wilson
Series 2018 , GO , 3.00% , 04/01/29 ...... 390 390,335
Series 2022 , GO , 5.00% , 04/01/29 ...... 130 135,019
Series 2019 , GO , 5.00% , 04/01/31 ...... 365 391,874
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 05/15/29 ..... 80 83,159
Series 2017B , RB , 5.00% , 07/01/29 ..... 110 114,634
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 218,403
Series 2021A , RB , 5.00% , 07/01/29 ..... 120 131,042
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 70,982
Series 2019A , GO , 5.00% , 09/01/29 ..... 265 278,142
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 143,241
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/29 (ST
INTERCEPT) ................... 90 98,970
3,939,391
Texas — 13.1%
Alamo Community College District, Series 2017,
GO, 5.00%, 08/15/29 .............. 120 125,273
Alvin Independent School District, Series 2025A,
GO, 5.00%, 02/15/29 (PSF)
(a)
......... 500 539,846
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 135 146,323
Series 2020 , GO , 5.00% , 02/15/32 ( PSF ) .. 420 447,378
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 310 338,945
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 170 185,873
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/29 (PSF) ...... 150 162,422
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 186,118
Series 2019A , RB , 5.00% , 08/15/31 ..... 130 140,402
Series 2019A , RB , 5.00% , 08/15/33 ..... 135 143,738
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/29 (AMBAC)
(b)
....... 700 620,080
City of Austin
Series 2019 , GO , 5.00% , 09/01/29 ...... 240 262,737
Series 2019 , GO , 5.00% , 09/01/30 ...... 135 146,584
Series 2019 , GO , 5.00% , 09/01/31 ...... 390 420,781
City of Austin Electric Utility, Series 2019B, RB,
5.00%, 11/15/29 ................. 20 21,827
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 445 467,242
Series 2020C , RB , 5.00% , 11/15/29 ..... 335 366,881
Series 2022 , RB , 5.00% , 11/15/29 ...... 75 82,137
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 115 123,339
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/29 .......... 250 271,924
City of Dallas
GO , 5.00% , 02/15/29 ............... 140 151,539
Series 2020A , GO , 5.00% , 02/15/29 ..... 150 162,363
Series 2024A , GO , 5.00% , 02/15/29 ..... 305 330,138
Series 2024B , GO , 5.00% , 02/15/29 ..... 225 243,544
Series 2024A , GO , 5.00% , 08/15/29 ..... 125 136,546
Series 2019A , GO , 5.00% , 02/15/32 ..... 160 169,896
Security
Par (000)
Par (000) Value
Texas (continued)
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... USD 70 $ 73,234
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 71,087
City of Denton
GO , 5.00% , 02/15/29 ............... 130 134,206
Series 2021 , GO , 5.00% , 02/15/29 ...... 180 194,139
City of El Paso, Series 2025, RB,
5.00%, 03/01/29 ................. 200 215,811
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 220 237,512
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 161,677
City of Frisco, Series 2021, GO, 5.00%, 02/15/29 100 108,031
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/29 ......... 65 70,023
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/29 ...... 405 423,267
Series 2019A , RB , 5.00% , 03/01/29 ..... 75 80,876
Series 2024 , RB , 5.00% , 03/01/29 ...... 50 53,917
City of Houston, Series 2017A, GO,
5.00%, 03/01/29 ................. 315 325,886
City of Irving
Series 2019 , GO , 5.00% , 09/15/29 ...... 125 136,871
Series 2023 , GO , 5.00% , 09/15/29 ...... 200 218,993
City of Lewisville, Series 2018, GO,
5.00%, 02/15/29 ................. 85 89,624
City of Lubbock, GO, 5.00%, 02/15/29 ..... 105 111,163
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/29 ..... 135 145,651
Series 2025 , RB , 5.00% , 02/15/29 ...... 20 21,578
City of Plano, Series 2022, GO, 5.00%, 09/01/29 115 125,614
City of San Antonio
Series 2022 , GO , 5.00% , 02/01/29 ...... 250 270,323
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 27,032
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,043,057
Series 2020 , GO , 5.00% , 08/01/29 ...... 65 70,937
City of San Antonio Electric & Gas Systems
Series 2024D , RB , 5.00% , 02/01/29 ..... 95 102,458
Series 2018A , RB , 5.00% , 02/01/30 ..... 175 188,004
Series 2018A , RB , 5.00% , 02/01/33 ..... 200 211,448
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 378,984
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/32 ......... 375 401,994
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 145 156,743
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 303,385
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 27,088
County of Bexar, GO, 5.00%, 06/15/29 ..... 105 111,652
County of Collin, Series 2020, GO,
5.00%, 02/15/29 ................. 170 183,891
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/29 ...... 565 616,736
Series 2022A , RB , 5.00% , 08/15/29 ..... 35 38,205
County of Hays, Series 2017, GO,
5.00%, 02/15/29 ................. 230 238,216
County of Travis, Series 2019A, GO,
5.00%, 03/01/30 ................. 230 247,824
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 120 129,853
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 145 156,905
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 500 541,053
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 370 394,759
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 885 968,336

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020A , RB , 5.00% , 12/01/29 ..... USD 145 $ 158,654
Series 2019 , RB , 5.00% , 12/01/31 ...... 230 248,889
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 185 202,824
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 65,781
Series 2023B , RB , 5.00% , 11/01/29 ..... 155 169,934
Series 2024 , RB , 5.00% , 11/01/29 ...... 85 93,190
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 240 260,299
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 100 108,458
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 125 128,769
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 200 217,687
Denton Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 305 333,555
Fort Bend Independent School District
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 305 318,843
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 315 340,454
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 125 135,484
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 27,097
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/29 (PSF) ..... 115 124,564
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/29 ......... 180 197,080
Hays Consolidated Independent School District
Series 2018A , GO , 5.00% , 02/15/29 ( PSF ) 100 103,805
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 110 119,226
Houston Independent School District, Series
2025B, GO, 5.00%, 02/15/29 (PSF) ..... 200 216,774
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF)
(a)
......... 70 75,722
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 140 148,718
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 120 130,149
Keller Independent School District, Series 2019,
GO, 5.00%, 08/15/30 (PSF) .......... 250 269,611
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 320,179
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) .. 65 67,044
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 169,041
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) .. 180 196,306
Lamar Consolidated Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 800 866,250
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 90 97,453
Series 2019 , GO , 5.00% , 02/15/32 ( PSF ) .. 140 149,417
Leander Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 280,707
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 205 219,182
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 130 142,066
Series 2020 , GO , 5.00% , 08/15/32 ( PSF ) .. 115 123,148
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 110 114,162
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/29 ...... 200 216,068
Series 2020 , RB , 5.00% , 05/15/29 ...... 425 459,145
Series 2023A , RB , 5.00% , 05/15/29 ..... 455 493,262
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 100 108,409
Series 2025 , RB , 5.00% , 05/15/29 ...... 115 124,239
Series 2020 , RB , 5.00% , 05/15/32 ...... 195 205,986
Metropolitan Transit Authority of Harris County
Sales & Use Tax, Series 2017B, RB,
5.00%, 11/01/29 ................. 105 110,122
Security
Par (000)
Par (000) Value
Texas (continued)
North East Independent School District, Series
2007, GO, 5.25%, 02/01/29 (PSF) ...... USD 65 $ 70,714
North Texas Municipal Water District Water
System
Series 2020 , RB , 5.00% , 09/01/29 ...... 30 32,818
Series 2020 , RB , 4.00% , 09/01/31 ...... 100 103,596
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29
(b)
.... 415 373,717
Series 2024A , RB , 5.00% , 01/01/29 ..... 160 172,294
Northside Independent School District
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 47,125
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 115 123,339
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 37,861
Pasadena Independent School District, Series
2019, GO, 5.00%, 02/15/29 (PSF) ...... 85 92,039
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 85 92,657
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 709,064
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/29 (PSF) ..... 55 58,355
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 190 204,999
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/29 .... 145 158,819
Series 2023 , RB , 5.00% , 10/01/29 ...... 115 124,869
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 141,931
Series 2019B , GO , 5.00% , 08/01/29 ..... 65 70,653
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 235 256,568
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 360 391,146
Series 2019A , GO , 4.00% , 08/01/32 ( PSF ) 355 366,231
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 110 120,166
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF)
(a)
..... 125 135,043
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) .. 350 378,222
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 75 81,074
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) .. 230 248,546
Spring Independent School District, Series 2019,
GO, 5.00%, 08/15/29 (PSF) .......... 120 128,229
State of Texas
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 93,277
Series B , GO , 5.00% , 10/01/29 ........ 100 105,148
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 190 197,247
Series 2022 , RB , 5.00% , 05/15/29 ...... 165 179,439
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/29 (AGM) .......... 310 336,601
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 110 119,030
Texas Water Development Board
Series 2018 , RB , 5.00% , 08/01/29 ...... 55 57,401
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 262,686
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 120,398
Series 2018A , RB , 5.00% , 10/15/29 ..... 170 180,259
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 54,902
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 148,234
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 549,016
Series 2019A , RB , 5.00% , 04/15/30 ..... 510 557,106

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... USD 215 $ 224,215
Series 2018 , RB , 5.00% , 08/01/29 ...... 620 660,055
Series 2019 , RB , 5.00% , 08/01/29 ...... 140 152,398
Series 2020 , RB , 5.00% , 08/01/29 ...... 200 217,711
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 270 280,039
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/29 (PSF)
(a)
. 250 270,012
Wylie Independent School District, Series
2020A, GO, 5.00%, 08/15/29 (PSF) ..... 55 60,061
Ysleta Independent School District, Series 2020,
GO, 4.00%, 08/15/32 (PSF) .......... 120 123,655
34,528,637
Utah — 1.3%
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 120 130,597
Series 2017B , RB , 5.00% , 10/01/29 ..... 255 267,636
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... 95 103,055
Series 2020 , RB , 5.00% , 02/01/30 ...... 255 275,054
County of Utah, Series 2019, RB,
5.00%, 12/01/33 ................. 135 144,676
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 491,042
Provo School District, Series 2021, GO,
5.00%, 06/15/29 (GTD) ............. 65 70,896
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 130,933
Series 2020 , GO , 5.00% , 07/01/30 ...... 140 150,950
Series 2019 , GO , 5.00% , 07/01/31 ...... 175 187,672
Series 2020B , GO , 3.00% , 07/01/32 ..... 200 194,632
Series 2020 , GO , 5.00% , 07/01/32 ...... 365 389,504
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 256,112
University of Utah (The)
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 215 235,071
Series 2022A , RB , 5.00% , 08/01/29 ..... 135 147,603
Series 2023A , RB , 5.00% , 08/01/29 ..... 190 207,737
3,383,170
Vermont — 0.1%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 38,445
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 125,193
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/29 ................. 150 164,769
328,407
Virginia — 2.0%
County of Arlington, Series 2019, GO,
4.00%, 06/15/33 ................. 320 328,948
County of Fairfax, Series 2019A, GO,
5.00%, 10/01/30 (SAW) ............ 90 97,370
County of Loudoun
Series 2021B , GO , 5.00% , 12/01/29 ..... 50 55,139
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 30 32,672
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... 260 275,065
Series 2019A , RB , 5.00% , 02/01/29 ..... 255 275,913
Series 2019B , RB , 5.00% , 02/01/29 ..... 160 173,122
Series 2019C , RB , 5.00% , 02/01/29 ..... 115 124,431
Series 2023B , RB , 5.00% , 02/01/29 ..... 55 59,511
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. USD 230 $ 246,798
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 95 104,080
Series 2019A , RB , 5.00% , 02/01/30 ..... 270 291,197
Series 2019B , RB , 5.00% , 02/01/30 ..... 275 297,932
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... 210 221,374
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 80,070
Series 2019 , RB , 5.00% , 05/15/30 ...... 120 130,248
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 233,361
Series 2019 , RB , 5.00% , 05/15/32 ...... 190 204,005
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 245 262,850
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 90 94,395
Series 2020A , RB , 5.00% , 08/01/29 ..... 145 158,706
Series 2022A , RB , 5.00% , 08/01/29 ..... 140 153,233
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 516,252
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 75 82,119
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 70 76,645
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 230 251,832
Series 2021A , RB , 4.00% , 10/01/29 ( SAW ) 70 74,093
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. 230 253,163
5,154,524
Washington — 4.2%
Auburn School District No. 408 of King & Pierce
Counties, Series 2018, GO, 5.00%, 12/01/29
(GTD) ....................... 20 20,960
Central Puget Sound Regional Transit Authority,
Series 2021S1, RB, 5.00%, 11/01/29 .... 300 330,527
City of Seattle
Series 2017C , RB , 5.00% , 09/01/29 ..... 445 466,159
Series 2021 , RB , 5.00% , 09/01/29 ...... 215 235,631
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 115,290
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 77,064
Series 2019A , RB , 5.00% , 04/01/33 ..... 480 510,775
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 578,475
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 250 269,889
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/29 ( GTD ) . 35 36,225
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 500 533,778
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 119,127
Series 2019 , GO , 5.00% , 01/01/30 ...... 300 323,170
Series 2019 , GO , 5.00% , 01/01/32 ...... 505 538,830
Series 2019 , GO , 5.00% , 01/01/33 ...... 250 265,392
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 131,581
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 180 197,801
Series 2021A , GO , 5.00% , 12/01/29 ..... 290 318,679
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 510 531,964
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 185 194,389
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 785 854,501

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . USD 170 $ 184,289
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 175 183,396
Pierce County School District No. 403 Bethel
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 245 258,215
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 275 298,928
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/29 ................. 120 130,966
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/29 (GTD) ............. 55 60,439
Spokane County School District No. 81
Spokane, Series 2019, GO, 5.00%, 12/01/30
(GTD) ....................... 200 216,204
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 75 81,254
Series 2019D , GO , 5.00% , 06/01/29 ..... 280 300,848
Series 2021D , GO , 5.00% , 06/01/29 ..... 120 130,835
COP , 5.00% , 07/01/29 .............. 80 87,299
Series 2017A , COP , 5.00% , 07/01/29 .... 80 83,369
Series 2021A , GO , 5.00% , 08/01/29 ..... 40 43,749
Series 2024A , GO , 5.00% , 08/01/29 ..... 110 120,310
Series R-2018C , GO , 5.00% , 08/01/29 ... 285 298,440
Series 2020B , GO , 5.00% , 06/01/30 ..... 225 244,310
Series 2019D , COP , 5.00% , 07/01/30 .... 150 162,602
Series 2020A , GO , 5.00% , 08/01/30 ..... 95 103,403
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 179,461
Series 2020A , GO , 5.00% , 08/01/31 ..... 255 275,271
Series 2020B , GO , 5.00% , 06/01/32 ..... 375 401,423
Series 2020A , GO , 5.00% , 08/01/33 ..... 225 239,922
University of Washington
Series 2024A , RB , 5.00% , 04/01/29 ..... 175 189,818
Series 2024B , RB , 5.00% , 07/01/29 ..... 260 283,322
Washington State University, Series 2019, RB,
5.00%, 10/01/29 ................. 55 59,880
11,268,160
West Virginia — 0.6%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 95,965
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 119,932
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 114,481
Series 2019A , GO , 5.00% , 12/01/31 ..... 120 128,961
Series 2019A , GO , 5.00% , 06/01/33 ..... 410 437,294
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 560 584,369
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 120 130,423
1,611,425
Security
Par (000)
Par (000) Value
Wisconsin — 1.0%
City of Kenosha, Series 2020B, GO,
2.00%, 06/01/29 ................. USD 200 $ 187,854
City of Madison
Series 2023A , GO , 5.00% , 10/01/29 ..... 195 214,070
Series 2022A , GO , 4.00% , 10/01/30 ..... 120 126,310
Green Bay Area Public School District, GO,
5.00%, 04/01/29
(a)
................ 65 70,573
Milwaukee Metropolitan Sewerage District
Series 2020A , GO , 4.00% , 10/01/29 ..... 100 105,320
Series 2020A , GO , 4.00% , 10/01/31 ..... 75 78,388
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... 60 61,952
Series 2020-1 , GO , 5.00% , 05/01/29 ..... 160 174,711
Series 2020B , GO , 5.00% , 05/01/29 ..... 85 92,815
Series 2021B , GO , 5.00% , 05/01/32 ..... 360 387,692
Series 2021B , GO , 5.00% , 05/01/33 ..... 420 449,749
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 235 257,029
Wisconsin Department of Transportation
Series 20172 , RB , 5.00% , 07/01/29 ..... 45 46,957
Series 2021A , RB , 5.00% , 07/01/29 ..... 155 169,808
Series 2023I , RB , 5.00% , 07/01/29 ...... 75 82,165
2,505,393
Total Long-Term Investments — 98 .7%
(Cost: $ 260,487,703 ) .............................. 262,549,768
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.51%
(d) (e)
......... 1,673,338 1,673,338
Total Short-Term Securities — 0 .6%
(Cost: $ 1,673,338 ) ............................... 1,673,338
Total Investments — 99 .3%
(Cost: $ 262,161,041 ) .............................. 264,223,106
Other Assets Less Liabilities — 0.7% .................... 1,657,534
Net Assets — 100.0% ...............................
$ 265,880,640
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 422,647 $ 1,250,792
(a)
$ — $ (101) $ — $ 1,673,338 1,673,338 $ 12,970 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 262,549,768 $ — $ 262,549,768
Short-Term Securities
Money Market Funds ...................................... 1,673,338 — — 1,673,338
$ 1,673,338 $ 262,549,768 $ — $ 264,223,106

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
VRDN Variable Rate Demand Notes